united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares							Fair Value
	EXCHANGE TRADED FUNDS - 9.0%
	DEBT FUNDS- 9.0%
246,580	SPDR Bloomberg Barclays High Yield Bond ETF						$9,054,418
876,319	VanEck Vectors High-Yield Municipal Index ETF						27,341,153
	TOTAL EXCHANGE TRADED FUNDS (Cost - $35,572,456)						36,395,571

	MUTUAL FUNDS - 79.1%
	DEBT FUNDS- 79.1%
5,252,101	Deutsche High Income Fund						25,052,521
9,600,382	Eaton Vance Income Fund of Boston						55,202,196
2,645,503	Federated High Income Bond Fund Inc						20,026,455
2,955,665	Harbor High-Yield Bond Fund						29,733,990
3,554,502	Janus Henderson High-Yield Fund						30,071,090
3,267,974	Lord Abbett Floating Rate Fund						30,000,000
5,197,105	Lord Abbett High Yield Fund						40,225,596
10,044,643	PIMCO High Yield Fund						90,000,000
	TOTAL MUTUAL FUNDS (Cost - $320,627,500)						320,311,848
Principal
	U.S. GOVERNMENT OBLIGATIONS - 6.5%
$2,500,000	United States Treasury Bill, 0.000% due 9/13/2018						2,477,758
16,000,000	United States Treasury Note, 0.000% due 11/8/2018						15,795,085
4,000,000	United States Treasury Note, 1.875% due 11/30/2019 #						3,990,391
4,000,000	United States Treasury Note, 1.750% due 7/31/2022 #						3,946,328
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $26,278,848)						26,209,562
Shares
	SHORT-TERM INVESTMENT - 2.8%
	MONEY MARKET FUND - 2.8%
11,488,476	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional, 1.11% *						11,488,476
	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,488,476)

	TOTAL INVESTMENTS - 97.4% (Cost - $393,967,280)(a)						$394,405,457
	OTHER ASSETS LESS LIABILITIES - 2.6%						10,613,209
	NET ASSETS - 100.0%						$405,018,666

SPDR - Standard & Poor's Depositary Receipt
# Discount rate at the time of purchase.
* Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $393,889,203 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

						Unrealized appreciation:	$1,208,950
						Unrealized depreciation:	(692,696)
						Net unrealized appreciation	$516,254

FUTURE CONTRACTS
				Number of	Expiration	Notional/	Unrealized
Description			Counterparty	Contracts	Date	Value	Depreciation
Long
5-Year US Treasury Note Future			Wells Fargo	450	3/29/2018	$52,273,800	$(178,127)

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (a)
		Fixed Deal	Maturity	Notional		Premiums	Unrealized
Description	Counterparty	Receive Rate	Date	Amount (b)	Value	Paid (Received)	Appreciation
CDX North American High Yield Index
Version 1, Series 29 **	Intercontinental Exchange	5.00%	6/20/2022	$70,000,000	$5,817,000	$5,199,296	$617,704

(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection would be required to pay a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.

(b) The notional amount represents the maximum potential payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

** The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=c7e83a6adf3b46f5b7f95eac2f6d2b5d.

SWAPTIONS PURCHASED
			Exercise	Expiration	Number Of	Notional
Description		Counterparty	Rate	Date	Contracts	Amount	Value
Put
CDX North American High Yield Index
Version 1, Series 29 Strike Payer Index Option		Goldman Sachs	106.5	12/20/2022	125	$125,000,000	$125,875

SWAPTIONS WRITTEN
			Exercise	Expiration	Number Of	Notional
Description		Counterparty	Rate	Date	Contracts	Amount	Value
Call
CDX North American High Yield Index
Version 1, Series 29 Strike Payer Index Option		Goldman Sachs	108	12/20/2022	65	$65,000,000	$203,913
Put
CDX North American High Yield Index
Version 1, Series 29 Strike Payer Index Option		Goldman Sachs	104	12/20/2022	65	65,000,000	39,985
TOTAL SWAPTIONS WRITTEN (Cost $312,000)					130	$130,000,000	$243,898

TOTAL RETURN SWAPS
			Interest Rate	Termination	Number Of	Notional	Unrealized
Description		Counterparty	Received/(Paid)	Date	Contracts	Amount	Appreciation
Long
iShares iBoxx USD High Yield		Goldman Sachs	0.22703%	11/5/2018	144,133	$12,594,342	$(17,296)
iShares iBoxx USD High Yield		JP Morgan	0.60486%	11/21/2018	226,526	19,750,802	15,856
iShares iBoxx USD High Yield		JP Morgan	0.60486%	11/21/2018	56,550	4,930,595	3,959
iBoxx USD Liquid High Yield Index Mar 2018 ***		JP Morgan	1.32500%	3/20/2018	75,082	20,000,000	208,841
					502,291	$57,275,739	$211,360

*** The underlying holdings of this security can be found at https://products.markit.com/indices/UCITS/ConstituentsTRS.aspx?isd_index=I2031000179&fixingflag=US_EOD&Indexname=Markit iBoxx $ Liquid High Yield Index.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Fair Value
	COMMON STOCK - 47.8%
	AUTO MANUFACTURERS - 0.5%
9,952	Gol Linhas Aereas Inteligentes SA - ADR *	$87,179

	AUTO PARTS & EQUIPMENT - 0.4%
423	Lear Corp.	74,727

	BANKS - 0.9%
9,028	Banco Santander Brasil SA - ADR	87,301
2,762	Fifth Third Bancorp	83,799
		171,100
	BEVERAGES - 0.5%
7,166	Primo Water Corp. *	90,077

	COAL - 1.0%
18,881	Cloud Peak Energy, Inc. *	84,020
2,524	Peabody Energy Corp. *	99,370
		183,390
	COMMERCIAL SERVICES - 3.5%
6,673	Career Education Corp. *	80,610
6,637	eHi Car Services Ltd. - ADR *	76,790
2,784	Kelly Services, Inc.	75,920
554	Moody's Corp.	81,776
1,624	Paylocity Holding Corp. *	76,588
4,778	QIWI PLC - ADR	82,803
9,713	RR Donnelley & Sons Co.	90,331
1,971	TriNet Group, Inc. *	87,394
		652,212
	COMPUTERS - 2.1%
1,246	DST Systems, Inc.	77,339
1,815	Insight Enterprises, Inc. *	69,496
15,870	Quantum Corp. *	89,348
5,004	Silver Spring Networks, Inc. *	81,265
1,546	Varonis Systems, Inc. *	75,058
		392,506
	DISTRIBUTION/WHOLESALE - 1.6%
9,547	Nexeo Solutions, Inc. *	86,878
5,575	Titan Machinery, Inc. *	118,023
1,288	WESCO International, Inc. *	87,777
		292,678
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
502	Ameriprise Financial, Inc.	85,074
4,299	PennyMac Financial Services, Inc. *	96,083
6,480	PHH Corp. *	66,744
2,110	PJT Partners, Inc.	96,216
		344,117
	ELECTRIC - 0.4%
4,155	Vistra Energy Corp. *	76,120

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
1,412	Novanta, Inc.	70,600

	ELECTRONICS - 2.1%
1,031	Arrow Electronics, Inc. *	82,903
3,525	Electro Scientific Industries, Inc. *	75,541
2,862	Jabil, Inc.	75,127
1,415	Orbotech Ltd. *	71,090
4,334	ZAGG, Inc. *	79,962
		384,623
	ENERGY-ALTERNATE SOURCES - 0.4%
6,318	Renewable Energy Group, Inc.	74,552

	ENGINEERING & CONSTRUCTION - 0.4%
1,732	Comfort Systems USA, Inc.	75,602

	ENTERTAINMENT - 0.8%
3,324	IMAX Corp. *	76,951
323	Madison Square Garden Co. *	68,104
		145,055
	FOOD - 1.0%
8,711	Dean Foods Co.	100,699
2,841	Performance Food Group Co. *	94,037
		194,736
	FOREST PRODUCTS & PAPER - 0.4%
5,560	Mercer International, Inc.	79,508

	HEALTHCARE-PRODUCTS - 1.3%
2,430	Bruker Corp.	83,398
23,436	Cerus Corp. *	79,214
3,034	NxStage Medical, Inc. *	73,514
		236,126
	HEALTHCARE-SERVICES - 3.1%
7,789	Brookdale Senior Living, Inc. *	75,553
18,491	Community Health Systems, Inc. *	78,772
2,984	Envision Healthcare Corp. *	103,127
885	Magellan Health, Inc. *	85,447
1,020	Molina Healthcare, Inc. *	78,214
2,210	Tivity Health, Inc. *	80,775
3,349	Triple-S Management Corp. *	83,223
		585,111
	HOLDING COMPANIES - DIVERSIFIED - 0.4%
3,113	Leucadia National Corp.	82,463

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Fair Value
	COMMON STOCK (Continued) - 47.8%
	INSURANCE - 1.2%
2,067	Assured Guaranty Ltd.	$70,009
1,628	Athene Holding Ltd. *	84,184
1,472	Axis Capital Holdings Ltd.	73,983
		228,176
	INTERNET - 1.5%
410	Facebook, Inc. *	72,349
7,430	FTD Cos., Inc. *	53,422
1,723	Imperva, Inc. *	68,403
1,785	Liberty Expedia Holdings, Inc. *	79,129
		273,303
	IRON/STEEL - 0.6%
18,364	AK Steel Holding Corp.	103,940

	LEISURE TIME - 0.4%
3,597	MCBC Holdings, Inc.	79,925

	MACHINERY-DIVERSIFIED - 0.4%
2,935	Briggs & Stratton Corp.	74,461

	MEDIA - 0.8%
1,693	Thomson Reuters Corp.	73,798
6,470	WideOpenWest, Inc. *	68,388
		142,186
	MINING - 0.8%
5,406	Cia de Minas Buenaventura SAA - ADR	76,116
7,041	Constellium NV *	78,507
		154,623
	MISCELLANEOUS MANUFACTURING - 0.4%
1,131	Trinseo SA	82,111

	OIL & GAS - 4.0%
2,598	CVR Energy, Inc.	96,749
28,090	EP Energy Corp. *	66,292
1,293	Marathon Petroleum Corp.	85,312
3,544	Patterson-UTI Energy, Inc.	81,547
2,568	PBF Energy, Inc.	91,036
8,622	SRC Energy, Inc. *	73,546
989	Valero Energy Corp.	90,899
24,065	W&T Offshore, Inc. *	79,655
2,883	Whiting Petroleum Corp. *	76,342
		741,378
	OIL & GAS SERVICES - 0.6%
4,903	Solaris Oilfield Infrastructure, Inc. *	104,973

	PHARMACEUTICALS - 3.3%
1,080	AmerisourceBergen Corp.	99,166
1,327	Cardinal Health, Inc.	81,305
2,040	Catalent, Inc. *	83,803
12,636	Endo International PLC *	97,929
595	McKesson Corp.	92,790
972	PRA Health Sciences, Inc. *	88,520
1,146	Zoetis, Inc.	82,558
		626,071
	REAL ESTATE - 0.5%
1,814	HFF, Inc.	88,233

	REITS - 0.4%
3,070	Outfront Media, Inc.	71,224

	RETAIL - 3.4%
2,465	Foot Locker, Inc.	115,559
994	Group 1 Automotive, Inc.	70,544
25,115	Office Depot, Inc.	88,907
1,702	Penske Automotive Group, Inc.	81,441
23,030	Pier 1 Imports, Inc.	95,344
53,174	Rite Aid Corp. *	104,753
2,814	World Fuel Services Corp. *	79,186
		635,734
	SEMICONDUCTORS - 3.0%
9,124	Advanced Micro Devices, Inc. *	93,795
294	Broadcom Ltd.	75,529
2,312	Diodes, Inc.	66,285
3,987	Marvell Technology Group Ltd.	85,601
1,471	Maxim Integrated Products, Inc.	76,904
1,876	Micron Technology, Inc. *	77,141
1,880	Teradyne, Inc.	78,716
		553,971
	SOFTWARE - 1.3%
21,614	Glu Mobile, Inc. *	78,675
635	MSCI, Inc.	80,353
10,924	Ribbon Communications, Inc.	84,442
		243,470
	TELECOMMUNICATIONS - 1.3%
10,924	A10 Networks, Inc. *	84,333
3,669	CalAmp Corp. *	78,627
21,498	Intelsat SA *	72,878
		235,838
	TRANSPORTATION - 0.9%
1,695	Hub Group, Inc. *	81,190
5,971	YRC Worldwide, Inc.	85,863
		167,053

	TOTAL COMMON STOCK (Cost - $8,631,665)	8,899,152

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares						Fair Value
	EXCHANGE TRADE FUNDS - 39.4%
	EQUITY FUNDS- 39.4%
27,515	SPDR S&P 500 ETF Trust +					$7,342,653
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,517,000)
Contracts
	PURCHASED OPTION - 0.0%
	PUT OPTION - 0.0%	Counterparty	Expiration Date	Exercise Price	Notional Value
24	S&P E-MINI Future Jan 2018 #	Goldman Sachs	1/5/2018	$2,600	$6,240,000	1,860
	TOTAL PURCHASED OPTIONS (Cost - $18,000)
Shares
	SHORT-TERM INVESTMENT - 13.5%
	MONEY MARKET FUND - 13.5%
2,507,924	Fidelity Institutional Money Market Funds - Government Portfolio, 1.14% ** +					2,507,924
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,507,924)

	TOTAL INVESTMENTS - 100.7% (Cost - $17,674,589)(a)					$18,751,589
	SECURITIES SOLD SHORT - (46.3) % (Proceeds - $8,348,136)					(8,613,055)
	OTHER ASSETS LESS LIABILITIES - 45.6%					8,481,976
	NET ASSETS - 100.0%					$18,620,510

	SECURITIES SOLD SHORT - (46.3) %
	AEROSPACE/DEFENSE - (0.4) %
596	Rockwell Collins, Inc.					80,830

	AGRICULTURE - (0.4) %
3,946	Tejon Ranch Co. *					84,610

	AIRLINES - (0.4) %
1,151	Alaska Air Group, Inc.					81,919

	APPAREL - (0.5) %
1,241	Deckers Outdoor Corp.					99,590

	AUTO MANUFACTURERS - (0.4) %
268	Tesla, Inc. *					83,442

	AUTO PARTS & EQUIPMENT - (0.4) %
5,669	Horizon Global Corp. *					79,479

	BANKS - (0.8) %
3,348	Home BancShares, Inc.					77,841
4,151	PCSB Financial Corp. *					79,077
						156,918
	BIOTECHNOLOGY - (1.2) %
9,407	Cymabay Therapeutics, Inc. *					86,544
2,774	Dermira, Inc. *					77,145
3,599	Paratek Pharmaceuticals, Inc. *					64,422
						228,111
	BUILDING MATERIALS - (0.8) %
2,210	Gibraltar Industries, Inc. *					72,930
1,960	Johnson Controls International PLC					74,696
						147,626
	CHEMICALS - (0.9) %
3,749	Calgon Carbon Corp.					79,854
20,205	Intrepid Potash, Inc. *					96,176
						176,030
	COMMERCIAL SERVICES - (1.7) %
1,778	Avis Budget Group, Inc. *					78,019
1,842	FTI Consulting, Inc. *					79,132
1,845	IHS Markit Ltd. *					83,302
22,457	ServiceSource International, Inc. *					69,392
						309,845
	COMPUTERS - (1.1) %
17,337	Maxwell Technologies, Inc. *					99,861
2,832	Nutanix, Inc. *					99,913
						199,774
	COSMETICS/PERSONAL CARE- (0.6) %
5,525	Coty, Inc.					109,892

	DIVERSIFIED FINANCIAL SERVICES - (1.7) %
10,429	Elevate Credit, Inc.					78,530
5,410	Enova International, Inc.					82,232
2,333	OneMain Holdings, Inc.					60,635
2,796	PRA Group, Inc.					92,827
						314,224
	ELECTRIC- (0.4) %
12,837	Centrais Eletricas Brasileiras SA - ADR					73,171

	ELECTRONICS - (0.9) %
4,243	Park Electrochemical Corp.					83,375
3,099	Vishay Precision Group, Inc. *					77,940
						161,315
	EVIRONMENTAL CONTROL - (1.0) %
7,010	Advanced Emissions Solutions, Inc. *					67,717
8,609	CECO Environmental Corp. *					44,164
13,369	Hudson Technologies, Inc. *					81,150
						193,031
	FOOD - (1.2) %
13,948	Amira Nature Foods Ltd. *					58,163
13,638	Blue Apron Holdings, Inc. *					54,961
6,986	Hostess Brands, Inc. *					103,463
						216,587

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017
Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (46.3) %
	HEALTHCARE-PRODUCTS - (1.6) %
4,366	Accelerate Diagnostics, Inc. *	$114,389
2,981	Tactile Systems Technology, Inc. *	86,389
9,748	ViewRay, Inc. *	90,266
		291,044
	HEALTHCARE-SERVICES - (0.5) %
2,547	Teladoc, Inc. *	88,763

	HOME BUILDERS - (0.5) %
6,828	New Home Co., Inc. *	85,555

	HOME FURNISHINGS - (0.4) %
7,526	Daktronics, Inc.	68,712

	HOUSEHOLD PRODUCTS/WARES - (0.4) %
2,693	CSS Industries, Inc.	74,946

	INTERNET - (4.4) %
657	Expedia, Inc.	78,689
16,321	Fang Holdings Ltd. - ADR *	91,071
4,566	Internap Corp. *	71,736
25,593	Jumei International Holding Ltd. - ADR *	74,732
23,781	Meet Group, Inc. *	67,062
2,807	Okta, Inc. *	71,887
7,041	Renren, Inc. - ADR *	73,156
811	Shopify, Inc. *	81,911
5,380	Snap, Inc. *	78,602
1,248	Trade Desk, Inc. *	57,071
10,077	Trivago NV - ADR *	68,927
		814,844
	LEISURE TIME - (0.5) %
2,757	Planet Fitness, Inc.	95,475

	MACHINERY-DIVERSIFIED - (0.8) %
2,407	Ichor Holdings Ltd. *	59,212
1,040	Wabtec Corp.	84,687
		143,899
	MEDIA - (0.4) %
894	Liberty Broadband Corp. *	76,133

	MINING - (1.2) %
27,236	Compass Minerals International, Inc.	71,086
18,701	Osisko Gold Royalties Ltd.	73,495
2,355	Tahoe Resources, Inc.	76,679
		221,260
	OIL & GAS - (2.7) %
6,729	Callon Petroleum Co. *	81,757
3,973	Carrizo Oil & Gas, Inc. *	84,545
11,387	Halcon Resources Corp. *	86,200
2,856	Parsley Energy, Inc. *	84,081
8,468	Permian Basin Royalty Trust	75,111
9,609	Ultra Petroleum Corp. *	87,058
		498,752
	OIL & GAS SERVICES - (0.9) %
2,745	C&J Energy Services, Inc. *	91,875
9,762	Helix Energy Solutions Group, Inc. *	73,605
		165,480
	PHARMACEUTICALS - (3.5) %
3,319	Aclaris Therapeutics, Inc. *	81,847
1,243	Aerie Pharmaceuticals, Inc. *	74,269
2,159	Collegium Pharmaceutical, Inc. *	39,855
710	GW Pharmaceuticals PLC - ADR *	93,727
5,414	Intra-Cellular Therapies, Inc. *	78,395
12,032	Marinus Pharmaceuticals, Inc. *	98,181
1,978	MyoKardia, Inc. *	83,274
2,030	Pacira Pharmaceuticals, Inc. *	92,670
		642,218
	PIPELINES - (0.9) %
1,601	Cheniere Energy, Inc. *	86,198
7,342	Tellurian, Inc. *	71,511
		157,709
	REAL ESTATE - (0.6) %
8,928	Gafisa SA - ADR	112,671

	REITS - (2.5) %
4,403	Apollo Commercial Real Estate Finance, Inc.	81,235
6,206	Ares Commercial Real Estate Corp.	80,057
6,853	Clipper Realty, Inc.	68,461
6,273	Ellington Residential Mortgage REIT	75,527
5,783	Great Ajax Corp.	79,921
5,304	Sutherland Asset Management Corp.	80,356
		465,557
	RETAIL - (1.3) %
1,756	DineEquity, Inc.	89,082
1,539	L Brands, Inc.	92,679
1,195	Signet Jewelers Ltd.	67,577
		249,338
	SAVINGS & LOANS - (1.3) %
3,608	Banc of California, Inc.	74,505
4,630	Clifton Bancorp, Inc.	79,173
4,767	Northfield Bancorp, Inc.	81,420
		235,098

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares							Fair Value
	SECURITIES SOLD SHORT (Continued) - (46.3) %
	SEMICONDUCTORS - (1.3) %
3,356	Impinj, Inc. *						$75,611
22,774	Kopin Corp. *						72,877
4,071	Xperi Corp.						99,332
							247,820
	SOFTWARE - (2.3) %
19,658	Avid Technology, Inc. *						105,957
5,151	Cloudera, Inc. *						85,095
7,464	Evolent Health, Inc. *						91,807
3,136	MuleSoft, Inc. *						72,943
1,511	Omnicell, Inc. *						73,283
							429,085
	TELECOMMUNICATIONS - (1.3) %
5,138	Consolidated Communications Holdings, Inc.						62,632
4,801	GDS Holdings Ltd. - ADR *						108,167
5,363	Quantenna Communications, Inc. *						65,429
							236,228
	TRANSPORTATION - (2.2) %
10,027	Dorian LPG Ltd.						82,422
16,831	Gener8 Maritime, Inc. *						111,421
1,000	Genesee & Wyoming, Inc. *						78,730
9,666	Roadrunner Transportation Systems, Inc. *						74,525
17,641	Tsakos Energy Navigation Ltd. *						68,976
							416,074

	TOTAL SECURITIES SOLD SHORT (Proceeds - $8,348,136)						$8,613,055

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt
* Non income producing security.
+ All or a portion of this security is held as collateral for securities sold short.
# 50 Contracts per contract.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including securities sold short is $9,377,435 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:				$1,783,127
						Unrealized depreciation:	(1,022,028)
						Net unrealized appreciation	$761,099

FUTURE CONTRACTS
				Number of	Expiration	Notional/	Unrealized
Description			Counterparty	Contracts	Date	Value	Appreciation
Long
S&P 500 E-Mini Future Mar 2018			Goldman Sachs	62	3/16/2018	$8,295,600	$40,738

TOTAL RETURN SWAPS
			Interest Rate	Termination	Number Of	Notional	Unrealized
Description	Counterparty	Currency	Received/(Paid)	Date	Contracts	Amount	Appreciation/Depreciation
Long
GS Client Global Stock Long Basket ***	Goldman Sachs	USD	1.97703%	12/12/2018	56,787	$5,950,994	$250,717
GS Client Global Stock Long Basket 2 ***	Goldman Sachs	USD	0.05000%	1/30/2019	65,525	7,122,509	25,842
						$13,073,503	$276,559
Short
GS Client Global Stock Short Basket ***	Goldman Sachs	USD	1.41703%	12/12/2018	56,482	$5,990,255	$(244,213)
GS Client Global Stock Short Basket 2 ***	Goldman Sachs	USD	(0.60000)%	1/30/2019	66,216	7,260,359	(71,342)
Celltrion Pharmaceuticals, Inc.	Goldman Sachs	USD	(6.02297)%	12/19/2018	306	17,060	(434)
						$13,267,674	$(315,989)

*** The underlying holdings of this security can be found at http://www.counterpointmutualfunds.com/tactical-equity-fund-performance/

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Fair Value
	COMMON STOCK - 48.5%
	AIRLINES - 0.5%
7,022	Gol Linhas Aereas Inteligentes SA - ADR *	$61,513

	AUTO PARTS & EQUIPMENT - 0.4%
298	Lear Corp.	52,645

	BANKS - 0.9%
6,381	Banco Santander Brasil SA - ADR	61,704
1,953	Fifth Third Bancorp	59,254
		120,958
	BEVERAGES - 0.5%
5,060	Primo Water Corp. *	63,604

	COAL - 1.0%
13,362	Cloud Peak Energy, Inc. *	59,461
1,784	Peabody Energy Corp. *	70,236
		129,697
	COMMERCIAL SERVICES - 3.5%
4,717	Career Education Corp. *	56,981
4,691	eHi Car Services Ltd. - ADR *	54,275
1,967	Kelly Services, Inc.	53,640
392	Moody's Corp.	57,863
1,148	Paylocity Holding Corp. *	54,140
3,377	QIWI PLC - ADR	58,523
6,865	RR Donnelley & Sons Co.	63,845
1,396	TriNet Group, Inc. *	61,899
		461,166
	COMPUTERS - 2.1%
880	DST Systems, Inc.	54,622
1,283	Insight Enterprises, Inc. *	49,126
11,217	Quantum Corp. *	63,152
3,537	Silver Spring Networks, Inc. *	57,441
1,093	Varonis Systems, Inc. *	53,065
		277,406
	DISTRIBUTION/WHOLESALE - 1.6%
6,748	Nexeo Solutions, Inc. *	61,407
3,940	Titan Machinery, Inc. *	83,410
911	WESCO International, Inc. *	62,085
		206,902
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
354	Ameriprise Financial, Inc.	59,992
3,039	PennyMac Financial Services, Inc. *	67,922
4,580	PHH Corp. *	47,174
1,491	PJT Partners, Inc.	67,990
		243,078
	ELECTRIC - 0.4%
2,937	Vistra Energy Corp. *	53,806

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
997	Novanta, Inc.	49,850

	ELECTRONICS - 2.1%
728	Arrow Electronics, Inc. *	58,538
2,484	Electro Scientific Industries, Inc. *	53,232
2,022	Jabil, Inc.	53,078
1,005	Orbotech Ltd. *	50,491
3,063	ZAGG, Inc. *	56,512
		271,851
	ENERGY-ALTERNATE SOURCES - 0.4%
4,466	Renewable Energy Group, Inc.	52,699

	ENGINEERING & CONSTRUCTION - 0.4%
1,224	Comfort Systems USA, Inc.	53,428

	ENTERTAINMENT - 0.8%
2,340	IMAX Corp. *	54,171
228	Madison Square Garden Co. *	48,074
		102,245
	FOOD - 1.0%
6,163	Dean Foods Co.	71,244
2,010	Performance Food Group Co. *	66,531
		137,775
	FOREST PRODUCTS & PAPER - 0.4%
3,930	Mercer International, Inc.	56,199

	HEALTHCARE-PRODUCTS - 1.3%
1,714	Bruker Corp.	58,824
16,662	Cerus Corp. *	56,318
2,145	NxStage Medical, Inc. *	51,973
		167,115
	HEALTHCARE-SERVICES - 3.2%
5,505	Brookdale Senior Living, Inc. *	53,398
13,070	Community Health Systems, Inc. *	55,678
2,112	Envision Healthcare Corp. *	72,991
625	Magellan Health, Inc. *	60,344
719	Molina Healthcare, Inc. *	55,133
1,583	Tivity Health, Inc. *	57,859
2,362	Triple-S Management Corp. *	58,696
		414,099
	HOLDING COMPANIES - DIVERSIFIED - 0.4%
2,200	Leucadia National Corp.	58,278

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Fair Value
	COMMON STOCK (Continued) - 48.5%
	INSURANCE - 1.2%
1,463	Assured Guaranty Ltd.	$49,552
1,149	Athene Holding Ltd. *	59,415
1,039	Axis Capital Holdings Ltd.	52,220
		161,187
	INTERNET - 1.5%
289	Facebook, Inc. *	50,997
5,252	FTD Cos., Inc. *	37,762
1,218	Imperva, Inc. *	48,355
1,263	Liberty Expedia Holdings, Inc. *	55,989
		193,103
	IRON/STEEL - 0.6%
12,951	AK Steel Holding Corp.	73,303

	LEISURE TIME - 0.4%
2,540	MCBC Holdings, Inc.	56,439

	MACHINERY-DIVERSIFIED - 0.4%
2,075	Briggs & Stratton Corp.	52,643

	MEDIA - 0.8%
1,197	Thomson Reuters Corp.	52,177
4,584	WideOpenWest, Inc. *	48,453
		100,630
	MINING - 0.8%
3,821	Cia de Minas Buenaventura SAA - ADR	53,800
4,976	Constellium NV *	55,482
		109,282
	MISCELLANEOUS MANUFACTURING - 0.4%
798	Trinseo SA	57,935

	OIL & GAS - 4.0%
1,836	CVR Energy, Inc.	68,373
19,855	EP Energy Corp. *	46,858
913	Marathon Petroleum Corp.	60,240
2,505	Patterson-UTI Energy, Inc.	57,640
1,815	PBF Energy, Inc.	64,342
6,091	SRC Energy, Inc. *	51,956
698	Valero Energy Corp.	64,153
17,010	W&T Offshore, Inc. *	56,303
2,035	Whiting Petroleum Corp. *	53,887
		523,752
	OIL & GAS SERVICES - 0.6%
3,466	Solaris Oilfield Infrastructure, Inc. *	74,207

	PHARMACEUTICALS - 3.9%
765	AmerisourceBergen Corp.	70,242
938	Cardinal Health, Inc.	57,471
1,442	Catalent, Inc. *	59,237
3,503	Collegium Pharmaceutical, Inc. *	64,665
9,002	Endo International PLC *	69,765
421	McKesson Corp.	65,655
686	PRA Health Sciences, Inc. *	62,474
810	Zoetis, Inc.	58,352
		507,861
	REAL ESTATE - 0.5%
1,280	HFF, Inc.	62,259

	REITS - 0.4%
2,168	Outfront Media, Inc.	50,298

	RETAIL - 3.4%
1,743	Foot Locker, Inc.	81,712
701	Group 1 Automotive, Inc.	49,750
17,752	Office Depot, Inc.	62,842
1,201	Penske Automotive Group, Inc.	57,468
16,392	Pier 1 Imports, Inc.	67,863
38,613	Rite Aid Corp. *	76,068
1,989	World Fuel Services Corp. *	55,970
		451,673
	SEMICONDUCTORS - 3.0%
6,537	Advanced Micro Devices, Inc. *	67,200
208	Broadcom Ltd.	53,435
1,633	Diodes, Inc.	46,818
2,818	Marvell Technology Group Ltd.	60,502
1,041	Maxim Integrated Products, Inc.	54,423
1,326	Micron Technology, Inc. *	54,525
1,327	Teradyne, Inc.	55,561
		392,464
	SOFTWARE - 1.3%
15,277	Glu Mobile, Inc. *	55,608
449	MSCI, Inc.	56,816
7,721	Ribbon Communications, Inc.	59,683
		172,107
	TELECOMMUNICATIONS - 1.3%
7,721	A10 Networks, Inc. *	59,606
2,592	CalAmp Corp. *	55,547
15,155	Intelsat SA *	51,375
		166,528
	TRANSPORTATION - 0.9%
1,200	Hub Group, Inc. *	57,480
4,211	YRC Worldwide, Inc.	60,554
		118,034

	TOTAL COMMON STOCK (Cost - $6,203,983)	6,358,019

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares							Fair Value
	EXCHANGE TRADE FUNDS - 36.7%
	EQUITY FUNDS- 25.9%
18,055	SPDR S&P 500 ETF Trust +						$4,818,157
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,613,268)
Principal
	U.S. GOVERNMENT OBLIGATIONS - 9.0%
$900,000	United States Treasury Bill, 0.000% due 10/11/2018 +						890,338
300,000	United States Treasury Bill, 0.000% due 11/8/2018						295,886
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $1,186,224)						1,186,224
Shares
	SHORT-TERM INVESTMENT - 6.3%
	MONEY MARKET FUND - 6.3%
720,978	Fidelity Institutional Money Market Funds - Government Portfolio, 1.14% **						720,978
99,242	Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 0.99% **						99,242
	TOTAL SHORT-TERM INVESTMENT (Cost - $820,220)						820,220

	TOTAL INVESTMENTS - 100.5% (Cost - $12,823,695)(a)						$13,182,620
	SECURITIES SOLD SHORT - (0.1) % (Proceeds - $12,713)						(13,449)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4) %						(48,693)
	NET ASSETS - 100.0%						$13,120,478

	SECURITIES SOLD SHORT - (0.1) %
	EXCHANGE TRADED FUND - (0.0) %
10	SPDR S&P 500 ETF Trust						2,669

	SOFTWARE - (0.1) %
2,000	Avid Technology, Inc. *						10,780

	TOTAL SECURITIES SOLD SHORT (Proceeds - $12,713)						$13,449

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt
* Non income producing security.
+ All or a portion of this security is held as collateral for securities sold short.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including securities sold short is $12,810,982 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:				$566,330
			Unrealized depreciation:				(208,141)
			Net unrealized appreciation				$358,189

FUTURE CONTRACTS
				Number of	Expiration	Notional/	Unrealized
Description			Counterparty	Contracts	Date	Value	Appreciation
Long
S&P 500 E-Mini Future Mar 2018			Goldman Sachs	2	3/16/2018	$267,600	$1,650

TOTAL RETURN SWAPS
			Interest Rate	Termination	Number Of	Notional	Unrealized
Description	Counterparty	Currency	Received/(Paid)	Date	Contracts	Amount	Appreciation/Depreciation
Long
GS Client Global Stock Long Basket ***	Goldman Sachs	USD	1.97703%	12/12/2018	40,119	$4,204,271	$177,298
GS Client Global Stock Long Basket 2 ***	Goldman Sachs	USD	0.05000%	1/30/2019	46,945	5,102,879	18,182
SPDR S&P 500 ETF TRUST	JP Morgan	USD	1.98488%	11/14/2018	6,677	1,783,427	(1,602)
						$11,090,577	$193,878
Short
GS Client Global Stock Short Basket ***	Goldman Sachs	USD	1.41703%	12/12/2018	39,904	$4,232,059	$(172,692)
GS Client Global Stock Short Basket 2 ***	Goldman Sachs	USD	(0.60000)%	1/30/2019	46,945	5,147,360	(50,766)
Celltrion Pharmaceuticals, Inc.	Goldman Sachs	USD	(6.02297)%	12/19/2018	204	11,374	(289)
JP Morgan U.S. Short Index Basket ***	JP Morgan	USD	0.66108%	11/14/2018	61,756	6,163,175	(16,748)
						$15,553,968	$(240,495)

*** The underlying holdings of this security can be found at http://www.counterpointmutualfunds.com/long-short-equity-fund

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Credit Default Swaps are valued based on the closing price of the underlying referenced instrument. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Futures Contracts – The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of December 31, 2017 in valuing the fund's investments carried at fair value:

Counterpoint Tactical Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$36,395,571	$-	$-	$36,395,571
Long Total Return Swaps	-	211,360	-	211,360
Mutual Funds	320,311,848	-	-	320,311,848
Short Term Investments	11,488,476	-	-	11,488,476
Short Credit Default Swap	-	617,704	-	617,704
Swaptions Purchased	-	125,875	-	125,875
Swaptions Written	-	243,898	-	243,898
U.S Government Obligations	-	26,209,562	-	26,209,562
Total	$368,195,895	$27,408,399	$-	$395,604,294
Liabilities*
Long Future Contracts	$178,127	$-	$-	$178,127
Total	$178,127	$-	$-	$178,127

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Counterpoint Tactical Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$8,899,152	$-	$-	$8,899,152
Exchange Traded Funds	7,342,653	-	-	7,342,653
Put Options Purchased	1,860	-	-	1,860
Short Term Investments	2,507,924	-	-	2,507,924
Long Futures Contracts	40,738	-	-	40,738
Long Total Return Swaps	-	276,559	-	276,559
Total	$18,792,327	$276,559	$-	$19,068,886
Liabilities*
Securities Sold Short	$8,613,055	$-	$-	$8,613,055
Short Total Return Swaps	-	315,989	-	315,989
Total	$8,613,055	$315,989	$-	$8,929,044

Counterpoint Long-Short Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$6,358,019	$-	$-	$6,358,019
Exchange Traded Funds	4,818,157	-	-	4,818,157
U.S. Government Obligations	-	1,186,224	-	1,186,224
Short Term Investments	820,220	-	-	820,220
Long Futures Contracts	1,650	-	-	1,650
Long Total Return Swaps	-	193,878	-	193,878
Total	$11,998,046	$1,380,102	$-	$13,378,148
Liabilities*
Securities Sold Short	$13,449	$-	$-	$13,449
Short Total Return Swaps	-	240,495	-	240,495
Total	$13,449	$240,495	$-	$253,944

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to equity price risk. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 2/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 2/28/2018

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/28/2018